Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Sep. 30, 2022 USD ($)
Variable Interest Entity [Line Items]
2022	$ 30,247
2023	117,704
2024	112,347
2025	106,726
2026	101,237
2027+	$ 118,810